Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1
Amendment Number	1
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the "Post Effective Amendment No. 1") is being filed by the registrant to update the prospectus to the offering and sale of the shares that were registered for resale on the Registration Statement and to include current financial statements in the Interactive Data related to the S-1.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY